INCOME TAX - Net deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
INCOME TAX
Advertising expenses	$ 3,721,177
Provision for loan loss	271,056
Net operating loss carry forwards	5,683	$ 0
Total deferred tax assets	3,997,916
Less: Valuation allowance	(276,739)	$ 0
Total net deferred tax assets	$ 3,721,177